Note 7 - Party-In-Trust Transactions	12 Months Ended
Dec. 31, 2025
EBP 20-3977125 001 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]

Note 7 – Party-In-Interest Transactions –

A portion of the Plan’s assets are invested in Business First Bancshares, Inc. stock, the parent company of the Plan Sponsor, for which Reliance Trust serves as the independent fiduciary for the common stock fund. The Plan also holds notes receivable representing participant loans. Empower Advised Group, LLC & Empower Annuity Insurance Company of America (“Empower”) serves as investment manager for the Plan and Empower is also the Plan’s recordkeeper, respectively. Gallagher Benefits Services serves as investment advisor for the Plan. Sentinel Pension and Payroll provides administration and accounting services to the Plan. The Plan Sponsor also pays directly, certain administrative expenses of the Plan. All of these transactions qualify as party-in-interest transactions. The Plan Sponsor believes that all of these party-in-interest transactions are exempt from the prohibited transaction rules of ERISA.